Discontinued Operations (Details) $ in Thousands	9 Months Ended
Oct. 02, 2021 USD ($)
Canadian subsidiary | Discontinued Operations, Disposed of by Sale | BCP QUALTEK HOLDCO, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accelerated amortization charge recognized	$ 5,239